UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21323

Investment Company Act File Number

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Limited Duration Income Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 48.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.8%
AVIO S.p.A.
Term Loan, 3.09%, Maturing June 14, 2017		650	$648,883
Term Loan, 3.86%, Maturing December 14, 2017	EUR	575	760,869
Term Loan, 3.96%, Maturing December 14, 2017		700	698,797
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019		898	909,533
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018		738	748,897
Term Loan, 6.25%, Maturing November 2, 2018		334	339,500
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		492	497,076
Hamilton Sundstrand Industrial
Term Loan, 5.00%, Maturing December 13, 2019		2,300	2,323,205
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		944	717,654
Sequa Corporation
Term Loan, 5.25%, Maturing May 29, 2017		3,850	3,882,082
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,524	1,525,236
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		867	873,592
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017		833	837,784

			$14,763,108

Air Transport — 0.1%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		897	$878,953
Orbitz Worldwide Inc.
Term Loan, 3.21%, Maturing July 25, 2014		1,654	1,594,334

			$2,473,287

Automotive — 2.6%
Allison Transmission, Inc.
Term Loan, 2.71%, Maturing August 7, 2014		1,522	$1,531,880
Term Loan, 4.25%, Maturing August 23, 2019		4,430	4,480,301
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		990	993,069
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		7,887	8,071,403
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017		1,994	2,006,235
Federal-Mogul Corporation
Term Loan, 2.15%, Maturing December 29, 2014		3,989	3,672,184
Term Loan, 2.15%, Maturing December 28, 2015		3,544	3,262,751

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,775	$6,832,588
HHI Holdings LLC
Term Loan, 6.00%, Maturing October 3, 2018	4,250	4,313,750
Metaldyne Company LLC
Term Loan, 6.00%, Maturing December 18, 2018	1,525	1,540,250
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018	3,130	3,145,176
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	3,880	3,911,647
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019	923	927,301
Veyance Technologies, Inc.
Term Loan, 2.47%, Maturing July 31, 2014	291	288,372
Term Loan, 2.47%, Maturing July 31, 2014	2,029	2,013,289
Term Loan, 5.50%, Maturing July 31, 2014	347	347,809
Term Loan - Second Lien, 5.96%, Maturing July 31, 2015	4,100	3,956,500

		$51,294,505

Beverage and Tobacco — 0.0%(2)
Maine Beverage Company
Term Loan, 2.11%, Maturing March 31, 2013	37	$37,350

		$37,350

Building and Development — 0.2%
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	718	$667,507
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	2,084	2,088,918
Realogy Corporation
Term Loan, 3.42%, Maturing October 10, 2013	90	90,160
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	496	501,058

		$3,347,643

Business Equipment and Services — 4.9%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	1,089	$1,099,378
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018	3,884	3,922,657
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	3,099	3,129,400
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 9, 2016	5,477	5,024,441
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	1,538	1,541,693
Altegrity, Inc.
Term Loan, 2.96%, Maturing February 21, 2015	2,556	2,380,487
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019	900	904,500
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018	1,222	1,203,608

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	675	$676,063
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.76%, Maturing October 16, 2016	174	172,509
Term Loan, 6.25%, Maturing October 16, 2018	724	716,526
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	1,569	1,596,235
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,008	1,014,005
Catalina Marketing Corporation
Term Loan, 2.96%, Maturing October 1, 2014	1,948	1,954,040
ClientLogic Corporation
Term Loan, 7.10%, Maturing January 30, 2017	1,171	1,144,746
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019	550	553,781
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	524	528,270
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	2,108	1,763,477
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019	3,175	3,182,938
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020	575	574,281
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	1,981	1,991,841
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	645	653,996
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019	2,693	2,723,549
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	3,788	3,799,403
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019	850	852,125
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017	773	779,125
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	3,054	3,085,943
Kronos Incorporated
Term Loan, 5.50%, Maturing October 25, 2019	3,725	3,769,234
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020	2,000	2,010,000
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	713	714,933
Mitchell International, Inc.
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	2,500	2,468,750
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 23, 2018	1,392	1,407,657
National CineMedia, LLC
Term Loan, 3.47%, Maturing November 23, 2019	575	576,917
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018	399	399,000
Term Loan, 4.50%, Maturing June 8, 2018	7,000	7,056,921
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018	1,648	1,656,617
Sabre, Inc.
Term Loan, 2.21%, Maturing September 30, 2014	1,755	1,757,141

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		712	$715,132
SunGard Data Systems, Inc.
Term Loan, 3.87%, Maturing February 26, 2016		9,552	9,617,426
Term Loan, 3.96%, Maturing February 28, 2017		314	315,909
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		887	889,270
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		2,691	2,732,867
TransFirst Holdings, Inc.
Term Loan, 6.25%, Maturing December 27, 2017		1,000	1,002,500
Travelport LLC
Term Loan, 4.90%, Maturing August 21, 2015	EUR	739	927,712
Term Loan, 5.06%, Maturing August 21, 2015		446	429,381
Term Loan, 5.11%, Maturing August 21, 2015		1,563	1,504,530
Term Loan, 5.11%, Maturing August 21, 2015		1,649	1,587,371
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		129	130,554
Term Loan, 6.00%, Maturing July 28, 2017		661	667,018
West Corporation
Term Loan, 5.50%, Maturing July 15, 2016		1,327	1,347,394
Term Loan, 5.50%, Maturing July 15, 2016		3,776	3,834,181
Term Loan, 5.75%, Maturing June 29, 2018		1,219	1,236,396

			$95,723,828

Cable and Satellite Television — 2.1%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing November 29, 2019		925	$935,020
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		397	400,474
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		5,484	5,517,073
Charter Communications Operating, LLC
Term Loan, 4.00%, Maturing May 15, 2019		993	1,001,650
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		496	498,396
CSC Holdings, Inc.
Term Loan, 1.96%, Maturing March 29, 2016		2,597	2,608,315
Kabel Deutschland GmbH
Term Loan, 4.25%, Maturing February 1, 2019		1,100	1,108,021
Lavena Holdings 4 GmbH
Term Loan, 2.95%, Maturing March 6, 2015	EUR	2,045	2,612,232
Term Loan, 3.32%, Maturing March 4, 2016	EUR	2,045	2,612,232
Term Loan, 7.70%, Maturing March 6, 2017(3)	EUR	540	661,983
Term Loan - Second Lien, 4.45%, Maturing September 2, 2016	EUR	452	558,896
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015		2,304	2,295,780
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,804	1,809,387
Mediacom Illinois, LLC
Term Loan, 1.70%, Maturing January 30, 2015		4,548	4,502,941
Term Loan, 4.50%, Maturing October 23, 2017		999	998,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.69%, Maturing July 1, 2016	EUR	1,235	$1,615,492
UPC Broadband Holding B.V.
Term Loan, 3.86%, Maturing December 31, 2016	EUR	4,531	5,995,782
Term Loan, 4.11%, Maturing December 29, 2017	EUR	1,962	2,604,309
UPC Financing Partnership
Term Loan, 3.71%, Maturing December 30, 2016		239	238,240
Term Loan, 3.71%, Maturing December 29, 2017		1,815	1,813,845
Term Loan, 4.00%, Maturing January 29, 2021		850	849,735
WaveDivision Holdings, LLC
Term Loan, 5.50%, Maturing August 9, 2019		350	354,152

			$41,592,705

Chemicals and Plastics — 1.7%
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		1,658	$1,679,819
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		1,080	1,099,209
Celanese U.S. Holdings LLC
Term Loan, 2.86%, Maturing October 31, 2016	EUR	1,335	1,770,942
Term Loan, 3.11%, Maturing October 31, 2016		1,330	1,343,731
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		275	279,583
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		746	751,847
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		584	587,924
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		543	549,235
Huntsman International, LLC
Term Loan, 2.76%, Maturing April 19, 2017		2,123	2,125,616
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		6,605	6,686,633
MacDermid, Inc.
Term Loan, 2.31%, Maturing April 11, 2014	EUR	726	956,135
Momentive Specialty Chemicals Inc.
Term Loan, 4.00%, Maturing May 5, 2015		843	845,372
Term Loan, 4.06%, Maturing May 5, 2015		382	383,021
Term Loan, 4.13%, Maturing May 5, 2015		2,233	2,228,006
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		100	101,747
PQ Corporation
Term Loan, 5.25%, Maturing May 8, 2017		2,300	2,314,950
Schoeller Arca Systems Holding B.V.
Term Loan, 4.69%, Maturing November 16, 2015	EUR	289	267,068
Term Loan, 4.69%, Maturing November 16, 2015	EUR	824	761,459
Term Loan, 4.69%, Maturing November 16, 2015	EUR	887	819,404
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		569	576,565
Taminco Global Chemical Corporation
Term Loan, 5.25%, Maturing February 15, 2019		397	401,136
Trinseo Materials Operating S.C.A.
Term Loan, 8.00%, Maturing August 2, 2017		1,659	1,626,707

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018	181	$183,101
Term Loan, 4.25%, Maturing February 8, 2018	665	671,994
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	3,958	3,956,982

		$32,968,186

Clothing/Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018	884	$892,582
Phillips-Van Heusen Corp.
Term Loan, 3.50%, Maturing May 6, 2016	634	636,675
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019	533	536,588

		$2,065,845

Conglomerates — 0.9%
Jarden Corporation
Term Loan, 3.21%, Maturing March 30, 2018	840	$845,778
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014	243	243,778
Term Loan, 7.75%, Maturing September 22, 2014	222	222,491
Term Loan, 8.25%, Maturing September 22, 2014	98	98,464
Rexnord Corporation
Term Loan, 4.50%, Maturing April 2, 2018	4,381	4,426,012
RGIS Services, LLC
Term Loan, 4.56%, Maturing October 18, 2016	1,979	1,994,180
Term Loan, 5.50%, Maturing October 18, 2017	1,464	1,478,577
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	446	447,171
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,500	1,502,813
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019	3,600	3,635,719
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018	2,618	2,642,692

		$17,537,675

Containers and Glass Products — 0.7%
Berry Plastics Holding Corporation
Term Loan, 2.21%, Maturing April 3, 2015	5,415	$5,396,458
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	2,275	2,289,692
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	498	490,037
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018	5,162	5,232,747
Sealed Air Corp.
Term Loan, 4.00%, Maturing October 3, 2018	568	576,744
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	673	678,643

		$14,664,321

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cosmetics/Toiletries — 0.3%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019		3,159	$3,191,844
Huish Detergents, Inc.
Term Loan, 2.22%, Maturing April 25, 2014		1,205	1,186,802
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.31%, Maturing November 28, 2014		1,900	1,520,000
Prestige Brands, Inc.
Term Loan, 5.25%, Maturing January 31, 2019		368	372,825

			$6,271,471

Drugs — 0.5%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		993	$999,944
Term Loan, 5.50%, Maturing February 10, 2017		1,737	1,748,931
Par Pharmaceutical Companies, Inc.
Term Loan, 5.00%, Maturing September 30, 2019		1,272	1,273,534
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		652	658,520
Term Loan, 4.25%, Maturing March 15, 2018		980	987,638
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		745	750,152
Term Loan, 4.25%, Maturing March 15, 2018		1,960	1,975,275
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		1,348	1,358,002

			$9,751,996

Ecological Services and Equipment — 0.2%
ADS Waste Holdings, Inc.
Term Loan, 5.25%, Maturing October 9, 2019		3,625	$3,674,844
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(4)		68	69,804
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019		574	579,298
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.68%, Maturing March 31, 2016(3)	GBP	532	231,334

			$4,555,280

Electronics/Electrical — 4.0%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018		1,445	$1,461,105
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		2,503	2,527,736
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		3,176	3,211,414
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		505	506,730
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018		3,258	3,284,357
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 2, 2018		875	880,469

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	1,416	$1,425,879
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	1,634	1,552,741
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	2,758	2,782,132
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	1,966	1,970,467
Freescale Semiconductor, Inc.
Term Loan, 4.46%, Maturing December 1, 2016	4,321	4,249,042
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	375	376,582
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	768	697,729
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	7,693	7,778,000
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	2,045	2,064,301
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	1,549	1,563,389
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	1,012	1,019,463
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	2,530	2,555,632
Term Loan, 5.50%, Maturing March 3, 2017	1,086	1,109,842
Term Loan, 5.25%, Maturing March 19, 2019	1,662	1,679,408
Term Loan, 4.75%, Maturing January 11, 2020	2,075	2,087,321
Open Solutions, Inc.
Term Loan, 2.44%, Maturing January 23, 2014	2,310	2,196,964
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	844	834,134
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 14, 2018	3,100	3,100,555
Term Loan - Second Lien, Maturing December 20, 2019(5)	675	683,156
SafeNet Inc.
Term Loan, 2.71%, Maturing April 12, 2014	241	240,857
Semtech Corporation
Term Loan, 4.25%, Maturing March 20, 2017	423	427,368
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	4,718	4,749,044
Serena Software, Inc.
Term Loan, 4.21%, Maturing March 10, 2016	3,206	3,216,787
Term Loan, 5.00%, Maturing March 10, 2016	350	353,062
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	3,045	3,052,362
Sirius Computer Solutions, Inc.
Term Loan, 8.00%, Maturing November 30, 2018	711	717,724
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	1,244	1,256,546
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	1,405	1,425,168
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	898	906,108

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	135	$135,800
Term Loan, 5.00%, Maturing June 7, 2019	1,303	1,318,026
SumTotal Systems, Inc.
Term Loan, 6.25%, Maturing November 16, 2018	1,425	1,417,875
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	225	225,355
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	2,036	2,061,473
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	1,800	1,809,000
Term Loan - Second Lien, 9.25%, Maturing April 24, 2020	500	502,500
Web.com Group, Inc.
Term Loan, 5.50%, Maturing October 27, 2017	3,607	3,641,276

		$79,054,879

Equipment Leasing — 0.3%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	889	$895,786
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	1,300	1,316,250
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	3,475	3,501,063

		$5,713,099

Financial Intermediaries — 1.8%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	875	$890,313
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	1,306	1,320,913
CB Richard Ellis Services, Inc.
Term Loan, 3.46%, Maturing March 5, 2018	646	648,301
Term Loan, 3.71%, Maturing September 4, 2019	610	611,521
Citco Funding LLC
Term Loan, 5.50%, Maturing June 29, 2018	2,760	2,791,524
Clipper Acquisitions Corp.
Term Loan, Maturing December 20, 2019(5)	650	651,625
First Data Corporation
Term Loan, 2.96%, Maturing September 24, 2014	44	44,418
Term Loan, 2.96%, Maturing September 24, 2014	104	104,273
Term Loan, 2.96%, Maturing September 24, 2014	118	117,917
Term Loan, 5.21%, Maturing March 24, 2017	1,000	985,391
Term Loan, 5.21%, Maturing September 24, 2018	3,350	3,293,469
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	596	586,496
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	746	745,938
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	1,050	1,057,875
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	987	983,299
LPL Holdings, Inc.
Term Loan, 2.71%, Maturing March 29, 2017	794	794,394
Term Loan, 4.00%, Maturing March 29, 2019	3,102	3,124,824

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	1,088	$1,100,429
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	685	691,524
Nuveen Investments, Inc.
Term Loan, 5.81%, Maturing May 12, 2017	3,653	3,677,908
Term Loan, 5.81%, Maturing May 13, 2017	2,542	2,555,157
Term Loan, 7.25%, Maturing May 13, 2017	550	553,300
Oz Management LP
Term Loan, 1.71%, Maturing November 15, 2016	1,365	1,232,421
RJO Holdings Corp.
Term Loan, 6.22%, Maturing December 10, 2015(4)	32	26,494
Term Loan, 6.97%, Maturing December 10, 2015(4)	1,019	774,345
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018	3,706	3,741,073
Term Loan, 4.00%, Maturing November 9, 2018	1,982	2,005,027
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019	496	497,180
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017	494	496,527

		$36,103,876

Food Products — 1.7%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	2,400	$2,431,500
Blue Buffalo Company, Ltd.
Term Loan, 6.50%, Maturing August 8, 2019	1,397	1,410,465
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018	1,144	1,149,256
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018	5,848	5,869,147
Dole Food Company Inc.
Term Loan, 5.03%, Maturing July 6, 2018	1,051	1,055,619
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018	1,272	1,268,633
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017	1,167	1,175,013
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018	3,049	3,048,774
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	1,366	1,376,893
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017	6,321	6,390,667
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018	298	300,409
Term Loan, 4.75%, Maturing October 17, 2018	6,592	6,666,033
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018	1,882	1,889,005

		$34,031,414

Food Service — 1.8%
Aramark Corporation
Term Loan, 3.46%, Maturing July 26, 2016	137	$137,826

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.46%, Maturing July 26, 2016		246	$247,565
Term Loan, 3.46%, Maturing July 26, 2016		3,742	3,764,396
Term Loan, 3.53%, Maturing July 26, 2016		1,696	1,706,039
Term Loan, 3.89%, Maturing July 26, 2016	GBP	950	1,523,937
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		474	478,551
Buffets, Inc.
Term Loan, 0.24%, Maturing April 22, 2015(4)		134	133,878
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		2,643	2,664,852
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		900	907,313
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		1,674	1,690,974
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		2,255	2,274,694
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		1,365	1,381,746
NPC International, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		687	694,038
OSI Restaurant Partners, LLC
Term Loan, 4.80%, Maturing October 24, 2019		2,925	2,957,602
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		948	958,286
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		451	453,395
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		7,269	7,309,882
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		3,350	3,377,942
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		3,042	3,077,146

			$35,740,062

Food/Drug Retailers — 1.5%
Alliance Boots Holdings Limited
Term Loan, 3.09%, Maturing July 9, 2015	EUR	1,000	$1,312,114
Term Loan, 3.49%, Maturing July 9, 2015	GBP	5,950	9,470,660
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		4,896	4,916,963
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		474	478,699
Rite Aid Corporation
Term Loan, 1.97%, Maturing June 4, 2014		5,666	5,640,344
Term Loan, 4.50%, Maturing March 2, 2018		5,027	5,023,806
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		744	752,692
Term Loan, 6.00%, Maturing April 18, 2018		1,343	1,358,362

			$28,953,640

Health Care — 5.5%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		471	$474,089
Term Loan, 4.75%, Maturing June 30, 2017		594	597,660
Term Loan, 4.75%, Maturing June 30, 2017		3,262	3,282,322

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Alkermes, Inc.
Term Loan, 4.50%, Maturing September 18, 2019		748	$756,853
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		2,029	2,005,891
Ardent Medical Services, Inc.
Term Loan, 7.25%, Maturing September 15, 2015		710	711,513
AssuraMed Holding, Inc.
Term Loan, 5.50%, Maturing October 24, 2019		900	909,844
Biomet Inc.
Term Loan, 4.01%, Maturing July 25, 2017		3,776	3,803,839
BSN Medical Acquisition Holding GmbH
Term Loan, 5.00%, Maturing October 18, 2019		625	629,688
Catalent Pharma Solutions Inc.
Term Loan, 4.11%, Maturing September 15, 2016	EUR	1,890	2,512,639
Term Loan, 4.21%, Maturing September 15, 2016		1,083	1,090,708
Term Loan, 5.25%, Maturing September 15, 2017		644	651,556
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019		1,723	1,727,494
Community Health Systems, Inc.
Term Loan, 3.81%, Maturing January 25, 2017		7,104	7,156,914
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016		1,495	1,517,861
CRC Health Corporation
Term Loan, 4.71%, Maturing November 16, 2015		1,160	1,136,423
DaVita, Inc.
Term Loan, 4.00%, Maturing November 1, 2019		3,325	3,355,467
DJO Finance LLC
Term Loan, 5.21%, Maturing November 1, 2016		1,490	1,498,449
Term Loan, 6.25%, Maturing September 15, 2017		422	425,504
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		1,969	1,856,016
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		844	853,221
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018		3,322	3,350,953
Fresenius US Finance I Inc.
Term Loan, 3.50%, Maturing September 10, 2014		350	351,899
Term Loan, 3.50%, Maturing September 10, 2014		613	615,340
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017		4,691	4,742,996
HCA, Inc.
Term Loan, 3.56%, Maturing March 31, 2017		5,961	5,985,265
Term Loan, 3.46%, Maturing May 1, 2018		2,152	2,159,935
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		4,238	4,277,168
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019		2,020	2,046,659
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018		3,320	3,336,414
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		1,866	1,795,747
Term Loan, 6.75%, Maturing May 15, 2018		1,259	1,227,051

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	1,026	$1,004,157
Term Loan, 6.00%, Maturing June 1, 2018	850	832,292
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	6,206	6,283,780
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	597	603,716
MedAssets, Inc.
Term Loan, 4.00%, Maturing November 30, 2019	700	700,875
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	853	819,024
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	767	763,270
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	558	555,105
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	3,125	3,148,055
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	596	596,989
One Call Medical, Inc.
Term Loan, 7.00%, Maturing August 16, 2019	950	954,750
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	2,430	2,428,840
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018	3,554	3,615,341
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.01%, Maturing April 30, 2018	323	324,386
Radnet Management, Inc.
Term Loan, 5.50%, Maturing September 30, 2018	1,596	1,603,980
Sage Products, Inc.
Term Loan, 5.25%, Maturing December 17, 2019	700	706,125
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018	3,201	3,219,923
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018	622	630,814
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	1,551	1,547,109
Truven Health Analytics Inc.
Term Loan, 5.75%, Maturing June 1, 2019	1,820	1,826,115
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016	507	509,986
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.25%, Maturing February 13, 2019	1,893	1,906,093
Term Loan, 4.25%, Maturing December 11, 2019	3,150	3,175,200
Vanguard Health Holding Company II, LLC
Term Loan, 5.00%, Maturing January 29, 2016	1,222	1,234,376
VWR Funding, Inc.
Term Loan, 2.71%, Maturing June 30, 2014	1,122	1,123,683
Term Loan, 4.46%, Maturing April 3, 2017	2,119	2,131,149

		$109,088,511

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.3%
Oreck Corporation
Term Loan - Second Lien, 3.81%, Maturing March 19, 2016(4)		527	$478,760
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		3,775	3,785,747
Sofia III S.a.r.l.
Term Loan, 2.61%, Maturing June 24, 2016	EUR	374	446,501
Tempur-Pedic International Inc.
Term Loan, Maturing December 12, 2019(5)		2,050	2,078,614

			$6,789,622

Industrial Equipment — 0.6%
Alliance Laundry Systems LLC
Term Loan, 5.50%, Maturing December 10, 2018		425	$429,781
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		1,337	1,350,492
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		1,646	1,688,393
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		1,066	1,071,330
Husky Injection Molding Systems Ltd.
Term Loan, 5.75%, Maturing June 29, 2018		2,931	2,975,029
Kion Group GMBH
Term Loan, 3.36%, Maturing December 23, 2014(3)	EUR	610	800,655
Term Loan, 3.46%, Maturing December 23, 2014(3)		123	122,131
Term Loan, 3.96%, Maturing December 23, 2015(3)		261	259,616
Term Loan, 3.86%, Maturing December 29, 2015(3)	EUR	1,317	1,727,507
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		147	148,097
Tank Holding Corp.
Term Loan, 5.50%, Maturing July 9, 2019		1,050	1,057,435
Unifrax Corporation
Term Loan, 6.50%, Maturing November 28, 2018		1,092	1,104,724

			$12,735,190

Insurance — 1.5%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		2,300	$2,306,440
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019		1,045	1,051,280
Term Loan - Second Lien, 9.25%, Maturing December 6, 2019		3,475	3,518,437
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		620	626,516
Term Loan, 5.50%, Maturing December 8, 2016		947	955,715
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		9,474	9,582,525
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		524	540,912
CCC Information Services, Inc.
Term Loan, Maturing December 25, 2019(5)		350	351,896
CNO Financial Group, Inc.
Term Loan, 4.25%, Maturing September 28, 2016		1,069	1,077,425
Term Loan, 5.00%, Maturing September 20, 2018		2,874	2,899,630

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Compass Investors Inc.
Term Loan, 5.50%, Maturing December 27, 2019	2,500	$2,497,917
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing October 29, 2019	1,725	1,742,250
Hub International Limited
Term Loan, 4.71%, Maturing June 13, 2017	1,135	1,147,935
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016	657	658,222

		$28,957,100

Leisure Goods/Activities/Movies — 1.9%
Alpha D2 Limited
Term Loan, 6.00%, Maturing April 30, 2019	2,084	$2,118,146
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016	1,641	1,652,800
Term Loan, 4.75%, Maturing February 22, 2018	1,015	1,024,351
Bombardier Recreational Products, Inc.
Term Loan, 4.51%, Maturing June 28, 2016	2,825	2,853,026
Term Loan, Maturing June 28, 2016(5)	525	530,250
Bright Horizons Family Solutions, Inc.
Term Loan, 4.22%, Maturing May 28, 2015	237	237,655
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017	2,360	2,385,379
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016	1,975	2,004,433
Equinox Fitness Clubs
Term Loan, Maturing November 16, 2019(5)	1,350	1,363,500
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	5,608	5,643,093
Regal Cinemas, Inc.
Term Loan, 3.24%, Maturing August 23, 2017	3,920	3,941,000
Revolution Studios Distribution Company, LLC
Term Loan, 3.97%, Maturing December 21, 2014(4)	1,245	1,024,875
Term Loan - Second Lien, 7.22%, Maturing June 21, 2015(4)	2,050	1,091,625
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.95%, Maturing February 17, 2016	936	938,501
Term Loan, 4.00%, Maturing August 17, 2017	1,526	1,539,358
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018	3,182	3,201,891
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018	2,416	2,444,605
WMG Acquisition Corp.
Term Loan, 5.25%, Maturing November 1, 2018	600	607,750
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015	1,439	1,427,094
Term Loan, 7.50%, Maturing June 19, 2015	1,489	1,503,457

		$37,532,789

Lodging and Casinos — 1.0%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017	1,687	$1,704,122
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018	980	988,862

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Caesars Entertainment Operating Company
Term Loan, 5.46%, Maturing January 26, 2018		3,683	$3,299,435
Gala Group LTD
Term Loan, 5.50%, Maturing May 30, 2018	GBP	2,775	4,333,169
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing March 24, 2017		860	871,687
Las Vegas Sands LLC
Term Loan, 2.76%, Maturing November 23, 2016		612	613,896
Term Loan, 2.76%, Maturing November 23, 2016		2,244	2,251,368
LodgeNet Entertainment Corporation
Term Loan, 8.50%, Maturing April 4, 2014		529	377,286
MGM Resorts International
Term Loan, 4.25%, Maturing December 20, 2019		3,000	3,036,564
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		1,083	1,088,970
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		596	600,711
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		149	151,108

			$19,317,178

Nonferrous Metals/Minerals — 0.7%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		3,086	$3,125,063
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		3,442	3,436,092
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		1,042	1,050,592
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		691	697,990
Term Loan, 4.00%, Maturing March 10, 2017		2,058	2,078,070
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.71%, Maturing May 8, 2016		1,329	1,334,373
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018		1,250	1,206,250
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019		500	477,500

			$13,405,930

Oil and Gas — 1.3%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		455	$459,626
Term Loan, 9.00%, Maturing June 23, 2017		427	434,521
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		1,126	1,145,009
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017		2,725	2,750,334
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016		1,579	1,317,238
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018		2,456	2,487,526
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		1,136	1,147,158

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Obsidian Holdings LLC
Term Loan, 6.75%, Maturing November 2, 2015		1,770	$1,772,363
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		2,243	2,253,939
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019		2,150	2,159,853
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018		900	909,563
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019		2,178	2,207,679
Term Loan, 5.00%, Maturing September 25, 2019		176	178,682
Term Loan, 5.00%, Maturing September 25, 2019		289	292,536
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018		2,375	2,404,688
Tervita Corporation
Term Loan, 3.21%, Maturing November 14, 2014		3,071	3,028,622
Term Loan, 6.50%, Maturing November 14, 2014		546	546,330

			$25,495,667

Publishing — 1.8%
Ascend Learning, Inc.
Term Loan, 6.50%, Maturing May 23, 2017		2,035	$2,041,666
Aster Zweite Beteiligungs GmbH
Term Loan, 5.95%, Maturing December 31, 2014	EUR	429	554,080
Term Loan, 5.95%, Maturing December 31, 2014	EUR	479	619,309
Term Loan, 5.97%, Maturing December 31, 2014		243	238,516
Term Loan, 5.97%, Maturing December 31, 2014		655	642,770
Term Loan - Second Lien, 8.20%, Maturing June 30, 2016	EUR	1,503	1,733,580
Cengage Learning Acquisitions, Inc.
Term Loan, 2.72%, Maturing July 3, 2014		1,642	1,298,250
GateHouse Media Operating, Inc.
Term Loan, 2.22%, Maturing August 28, 2014		2,903	1,080,210
Term Loan, 2.22%, Maturing August 28, 2014		4,122	1,533,650
Term Loan, 2.47%, Maturing August 28, 2014		958	356,435
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		9,225	9,249,502
Interactive Data Corporation
Term Loan, 4.50%, Maturing February 12, 2018		3,097	3,117,268
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 4, 2018		700	706,125
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		6,285	6,257,114
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014		101	98,691
Nelson Education Ltd.
Term Loan, 2.81%, Maturing July 3, 2014		624	496,062
Nielsen Finance LLC
Term Loan, 3.46%, Maturing May 2, 2016		1,965	1,978,068
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014		968	860,943
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(3)(4)		957	408,394
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013		1,108	974,811

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		14	$13,312
Term Loan, 8.00%, Maturing September 29, 2014		25	24,314
Tribune Company
Term Loan, Maturing December 17, 2019(5)		2,000	2,000,250

			$36,283,320

Radio and Television — 1.2%
Clear Channel Communications, Inc.
Term Loan, 3.86%, Maturing January 29, 2016		758	$630,309
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		4,501	4,517,824
Term Loan - Second Lien, 7.50%, Maturing September 16, 2019		1,000	1,032,500
Entercom Radio, LLC
Term Loan, 5.00%, Maturing November 23, 2018		556	562,603
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		1,496	1,519,318
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		530	533,825
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		594	598,455
Local TV Finance, LLC
Term Loan, 4.22%, Maturing May 7, 2015		1,712	1,720,583
Mission Broadcasting, Inc.
Term Loan, 2.91%, Maturing December 3, 2019(6)		461	466,329
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		1,089	1,103,046
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		911	909,986
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		755	759,839
Tyrol Acquisitions 2 SAS
Term Loan, 4.11%, Maturing January 29, 2016	EUR	758	912,050
Term Loan, 4.11%, Maturing January 29, 2016	EUR	758	912,050
Univision Communications Inc.
Term Loan, 4.46%, Maturing March 31, 2017		5,725	5,642,505
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		1,249	1,264,118

			$23,085,340

Retailers (Except Food and Drug) — 1.7%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		2,325	$2,354,684
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 30, 2019		1,575	1,578,281
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		700	702,771
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		721	725,212
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		1,300	1,312,686
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		1,047	1,059,595

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
J Crew Group, Inc.
Term Loan, 4.50%, Maturing March 7, 2018		2,660	$2,674,090
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		4,106	4,128,545
Michaels Stores, Inc.
Term Loan, 4.81%, Maturing July 29, 2016		926	935,353
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		844	856,279
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		4,325	4,338,814
Ollie’s Bargain Outlet, Inc.
Term Loan, 6.25%, Maturing September 27, 2019		524	527,942
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		500	504,167
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		2,440	2,461,133
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,671	1,682,391
Term Loan, 4.25%, Maturing August 7, 2019		574	578,700
ServiceMaster Company
Term Loan, 4.46%, Maturing January 31, 2017		3,171	3,183,566
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,271	1,154,544
Vivarte SA
Term Loan, 2.42%, Maturing March 9, 2015	EUR	31	33,316
Term Loan, 2.42%, Maturing March 9, 2015	EUR	122	129,561
Term Loan, 2.42%, Maturing March 9, 2015	EUR	781	832,155
Term Loan, 2.92%, Maturing March 8, 2016	EUR	31	33,316
Term Loan, 2.92%, Maturing March 8, 2016	EUR	122	129,561
Term Loan, 2.92%, Maturing March 8, 2016	EUR	781	832,155
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		667	673,228

			$33,422,045

Steel — 0.7%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		2,344	$2,338,265
Firth Rixson PLC
Term Loan, 5.50%, Maturing June 30, 2017		375	378,281
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		6,234	6,297,205
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		639	646,618
Patriot Coal Corporation
Term Loan, 9.25%, Maturing October 4, 2013		875	881,562
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		542	543,106
Waupaca Foundry, Inc.
Term Loan, 5.75%, Maturing June 29, 2017		1,170	1,187,740
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		698	708,724

			$12,981,501

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		1,000	$1,003,125
Term Loan, 3.75%, Maturing March 9, 2018		3,291	3,293,689
Term Loan, 3.75%, Maturing March 11, 2018		2,975	2,983,368
Swift Transportation Co. Inc.
Term Loan, 3.96%, Maturing December 21, 2016		1,125	1,131,469
Term Loan, 5.00%, Maturing December 21, 2017		1,734	1,753,251

			$10,164,902

Telecommunications — 2.1%
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		913	$920,288
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		525	529,266
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		1,906	1,919,090
Eircom Finco S.a.r.l.
Term Loan, 4.19%, Maturing September 30, 2017	EUR	3,077	3,272,752
Intelsat Jackson Holdings Ltd.
Term Loan, 4.50%, Maturing April 2, 2018		11,168	11,271,832
IPC Systems, Inc.
Term Loan, 2.77%, Maturing May 31, 2014	GBP	1,100	1,751,657
Macquarie UK Broadcast Limited
Term Loan, 3.00%, Maturing December 1, 2014	GBP	1,071	1,677,442
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		7,079	7,108,660
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		572	568,549
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		1,010	1,013,411
Term Loan, 3.75%, Maturing September 27, 2019		475	477,969
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		1,940	1,957,227
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019		3,930	3,964,640
Windstream Corporation
Term Loan, 3.09%, Maturing December 17, 2015		3,596	3,604,499
Term Loan, 4.00%, Maturing August 8, 2019		995	1,003,706

			$41,040,988

Utilities — 1.2%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		2,132	$2,157,681
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		1,010	1,020,983
Term Loan, 4.50%, Maturing April 2, 2018		2,604	2,633,655
Term Loan, 4.50%, Maturing October 9, 2019		4,888	4,942,180
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		475	494,704
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		761	797,462

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017	747	$764,093
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	1,165	1,183,906
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	4,679	4,735,405
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018	575	575,000
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.75%, Maturing October 10, 2017	5,000	3,366,708

		$22,671,777

Total Senior Floating-Rate Interests (identified cost $950,476,248)		$949,616,030

Corporate Bonds & Notes — 47.2%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.4%
Huntington Ingalls Industries, Inc., Sr. Notes
7.125%, 3/15/21	2,025	$2,212,313
TransDigm, Inc., Sr. Sub. Notes
7.75%, 12/15/18	5,030	5,589,587

		$7,801,900

Agriculture — 0.0%(2)
Cargill, Inc.
4.10%, 11/1/42(7)	360	$352,810
Lorillard Tobacco Co.
7.00%, 8/4/41	500	607,582

		$960,392

Automotive — 0.9%
Affinia Group, Inc., Sr. Notes
10.75%, 8/15/16(7)	2,635	$2,862,269
American Axle & Manufacturing, Inc., Sr. Notes
9.25%, 1/15/17(7)	1,044	1,164,060
Chrysler Group, LLC
8.25%, 6/15/21	2,640	2,917,200
Continental Rubber of America Corp.
4.50%, 9/15/19(7)	1,130	1,162,085
General Motors Financial Co., Inc., Sr. Notes
4.75%, 8/15/17(7)	1,615	1,699,353
Kia Motors Corp., Sr. Notes
3.625%, 6/14/16(7)	1,400	1,468,347
Navistar International Corp., Sr. Notes
8.25%, 11/1/21	1,800	1,746,000
Tomkins, LLC/Tomkins, Inc.
9.00%, 10/1/18	803	903,375
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes
10.625%, 9/1/17(7)	2,821	3,103,100

		$17,025,789

Security	Principal Amount* (000’s omitted)	Value
Banks and Thrifts — 0.8%
Bank of America NA, Sr. Notes
7.625%, 6/1/19	400	$512,126
5.625%, 7/1/20	250	296,611
Bank One Michigan
8.25%, 11/1/24	1,375	1,907,830
Barclays Bank PLC
6.05%, 12/4/17(7)	900	999,683
Citigroup, Inc.
6.625%, 6/15/32	800	924,681
CNH Capital, LLC, Sr. Notes
3.875%, 11/1/15(7)	1,070	1,108,787
6.25%, 11/1/16	2,055	2,275,912
Discover Financial Services
3.85%, 11/21/22(7)	270	278,857
Fifth Third Bancorp
8.25%, 3/1/38	360	515,184
First Niagara Financial Group, Inc.
7.25%, 12/15/21	945	1,128,151
Goldman Sachs Group, Inc. (The), Sr. Notes
6.00%, 6/15/20	700	832,311
HBOS PLC
6.75%, 5/21/18(7)	435	470,344
HSBC Holdings PLC
6.50%, 5/2/36	825	1,031,554
Regions Bank
6.45%, 6/26/37	750	794,280
Regions Financial Corp., Sr. Notes
5.75%, 6/15/15	450	487,688
Standard Chartered Bank, Sr. Notes
6.40%, 9/26/17(7)	1,075	1,262,233
Zions Bancorporation
6.00%, 9/15/15	1,600	1,693,352

		$16,519,584

Beverage and Tobacco — 0.2%
Constellation Brands, Inc., Sr. Notes
6.00%, 5/1/22	1,530	$1,759,500
4.625%, 3/1/23	1,625	1,706,250
Dr Pepper Snapple Group, Inc.
2.00%, 1/15/20	230	229,468
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes
9.50%, 8/15/19(7)	1,145	1,082,025

		$4,777,243

Brokers, Dealers and Investment Houses — 0.5%
Alliance Data Systems Corp., Sr. Notes
6.375%, 4/1/20(7)	1,210	$1,294,700

Security	Principal Amount* (000’s omitted)	Value
BP Capital Markets PLC, Sr. Notes
3.561%, 11/1/21	800	$865,197
E*TRADE Financial Corp., Sr. Notes
6.00%, 11/15/17	295	303,113
6.375%, 11/15/19	1,015	1,045,450
Macquarie Bank, Ltd.
6.625%, 4/7/21(7)	550	608,368
Morgan Stanley, Sr. Notes
7.30%, 5/13/19	1,300	1,580,697
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes
5.625%, 3/15/20(7)	4,335	4,562,587
Temasek Financial I, Ltd., Sr. Notes
2.375%, 1/23/23(7)	540	533,889

		$10,794,001

Building and Development — 1.2%
Brookfield Residential Properties, Inc., Sr. Notes
6.50%, 12/15/20(7)	1,555	$1,601,650
CB Richard Ellis Service, Inc., Sr. Notes
11.625%, 6/15/17	9,165	10,127,325
6.625%, 10/15/20	3,270	3,592,912
HD Supply, Inc., Sr. Notes
8.125%, 4/15/19(7)	825	942,563
Interface, Inc., Sr. Notes
7.625%, 12/1/18	860	927,725
Isabelle Acquisition Sub, Inc., Sr. Notes
10.00%, 11/15/18(3)(7)	2,950	3,215,500
Nortek, Inc., Sr. Notes
10.00%, 12/1/18	1,905	2,128,837
8.50%, 4/15/21	820	914,300
NVR, Inc., Sr. Notes
3.95%, 9/15/22	600	622,292

		$24,073,104

Business Equipment and Services — 2.6%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes
8.25%, 1/15/19	550	$610,500
9.75%, 3/15/20	4,410	5,115,600
Carlson Wagonlit BV, Sr. Notes
6.875%, 6/15/19(7)	2,400	2,544,000
Catalina Marketing Corp., Sr. Sub. Notes
10.50%, 10/1/15(7)	3,255	3,311,963
11.625%, 10/1/17(7)	4,150	4,212,250
Education Management, LLC, Sr. Notes
8.75%, 6/1/14	6,365	5,139,737
FTI Consulting, Inc., Sr. Notes
6.00%, 11/15/22(7)	1,090	1,133,600
MDC Holdings, Inc.
5.625%, 2/1/20	555	606,557
MDC Partners, Inc.
11.00%, 11/1/16	1,145	1,263,794
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22	2,015	2,145,975

Security	Principal Amount* (000’s omitted)	Value
RSC Equipment Rental, Inc./RSC Holdigs III, LLC, Sr. Notes
10.25%, 11/15/19	1,525	$1,776,625
8.25%, 2/1/21	440	498,300
Sitel, LLC/Sitel Finance Corp., Sr. Notes
11.50%, 4/1/18	915	649,650
SSI Investments II, Ltd./SSI Co-Issuer, LLC, Sr. Notes
11.125%, 6/1/18	4,605	5,117,306
TransUnion Holding Co., Inc., Sr. Notes
9.625%, 6/15/18	3,925	4,170,313
TransUnion LLC/TransUnion Financing Corp., Sr. Notes
11.375%, 6/15/18	3,880	4,539,600
UR Merger Sub Corp., Sr. Notes
7.375%, 5/15/20(7)	4,375	4,823,437
7.625%, 4/15/22(7)	2,960	3,322,600

		$50,981,807

Cable and Satellite Television — 1.4%
AMC Networks, Inc., Sr. Notes
4.75%, 12/15/22	915	$924,150
Cablevision Systems Corp., Sr. Notes
7.75%, 4/15/18	1,055	1,178,963
CCO Holdings, LLC/CCO Holdings Capital Corp., Sr. Notes
7.875%, 4/30/18	1,425	1,540,781
7.00%, 1/15/19	420	455,175
8.125%, 4/30/20	365	410,625
5.25%, 9/30/22	4,295	4,370,162
Cequel Communications Escrow I, LLC/Cequel Communications Escrow Capital Corp., Sr. Notes
6.375%, 9/15/20(7)	2,030	2,123,888
Comcast Corp.
6.95%, 8/15/37	595	807,514
CSC Holdings, LLC, Sr. Notes
6.75%, 11/15/21(7)	2,780	3,096,225
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes
9.125%, 8/15/19	785	873,313
Time Warner Cable, Inc.
8.75%, 2/14/19	1,055	1,424,147
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Notes
5.50%, 1/15/23(7)	4,295	4,456,062
UPCB Finance V, Ltd., Sr. Notes
7.25%, 11/15/21(7)	3,055	3,375,775
UPCB Finance VI, Ltd., Sr. Notes
6.875%, 1/15/22(7)	2,025	2,202,187

		$27,238,967

Chemicals and Plastics — 1.5%
Ashland, Inc., Sr. Notes
4.75%, 8/15/22(7)	760	$794,200
Celanese US Holdings, LLC, Sr. Notes
6.625%, 10/15/18	880	972,400
5.875%, 6/15/21	940	1,053,975
4.625%, 11/15/22	1,010	1,063,025
Chemtura Corp., Sr. Notes
7.875%, 9/1/18	2,185	2,354,337

Security	Principal Amount* (000’s omitted)		Value
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19	EUR	1,000	$1,378,029
8.375%, 2/15/19(7)		3,700	4,000,625
7.50%, 5/1/20(7)		850	894,625
Kraton Polymers, LLC, Sr. Notes
6.75%, 3/1/19		940	976,425
LyondellBasell Industries N.V., Sr. Notes
5.00%, 4/15/19		4,635	5,144,850
5.75%, 4/15/24		3,895	4,596,100
NOVA Chemicals Corp., Sr. Notes
8.375%, 11/1/16		1,960	2,156,000
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19		320	344,800
PolyOne Corp., Sr. Notes
7.375%, 9/15/20		585	642,038
Sawgrass Merger Sub, Inc., Sr. Notes
8.75%, 12/15/20(7)		915	926,437
Scotts Miracle-Gro Co. (The), Sr. Notes
7.25%, 1/15/18		785	847,800
Taminco Global Chemical Corp., Sr. Sub. Notes
9.75%, 3/31/20(7)		550	605,000

			$28,750,666

Clothing/Textiles — 0.2%
Phillips-Van Heusen Corp., Sr. Notes
7.75%, 11/15/23(4)		3,740	$4,843,057

			$4,843,057

Commercial Services — 0.0%(2)
Cielo SA/Cielo USA, Inc.
3.75%, 11/16/22(7)		960	$949,920

			$949,920

Conglomerates — 0.6%
Amsted Industries, Inc., Sr. Notes
8.125%, 3/15/18(7)		3,220	$3,461,500
Belden, Inc., Sr. Sub. Notes
5.50%, 9/1/22(7)		1,080	1,115,100
Harbinger Group, Inc., Sr. Notes
7.875%, 7/15/19(7)		915	911,569
Spectrum Brands Escrow Corp., Sr. Notes
6.375%, 11/15/20(7)		1,100	1,157,750
6.625%, 11/15/22(7)		1,600	1,720,000
Spectrum Brands, Inc., Sr. Notes
9.50%, 6/15/18		1,090	1,242,600
6.75%, 3/15/20(7)		1,645	1,768,375

			$11,376,894

Containers and Glass Products — 0.9%
BWAY Holding Co., Sr. Notes
10.00%, 6/15/18		620	$691,300
Reynolds Group Holdings, Inc., Sr. Notes
7.125%, 4/15/19		2,665	2,878,200
7.875%, 8/15/19		1,225	1,368,938
9.875%, 8/15/19		4,040	4,343,000

Security	Principal Amount* (000’s omitted)	Value
Sealed Air Corp., Sr. Notes
6.50%, 12/1/20(7)	920	$998,200
8.375%, 9/15/21(7)	4,540	5,209,650
Smurfit Kappa Acquisitions, Sr. Notes
4.875%, 9/15/18(7)	1,270	1,301,750

		$16,791,038

Cosmetics/Toiletries — 0.2%
Party City Holdings, Inc., Sr. Notes
8.875%, 8/1/20(7)	2,735	$2,946,963

		$2,946,963

Diversified Financial Services — 0.3%
Capital One Bank (USA), NA
8.80%, 7/15/19	1,000	$1,354,881
FICS Prudential Financial, Inc.
0.00%, 6/1/14	1,661	1,604,253
General Electric Capital Corp.
5.30%, 2/11/21	2,350	2,729,852
General Electric Capital Corp., Sr. Notes
2.95%, 5/9/16	250	263,485
Goldman Sachs Group, Inc. (The)
5.95%, 1/15/27	600	650,347
Jefferies Group, Inc., Sr. Notes
8.50%, 7/15/19	190	228,000

		$6,830,818

Diversified Manufacturing Operations — 0.1%
Hutchison Whampoa International, Ltd.
6.25%, 1/24/14(7)	500	$527,442
7.45%, 11/24/33(7)	400	580,548
LVMH Moet Hennessy Louis Vuitton SA, Sr. Notes
1.625%, 6/29/17(7)	1,000	1,017,243

		$2,125,233

Drugs — 0.7%
Cardinal Health, Inc., Sr. Notes
4.625%, 12/15/20	1,250	$1,419,672
Endo Pharmaceuticals Holdings, Inc., Sr. Notes
7.00%, 7/15/19	1,260	1,349,775
7.00%, 12/15/20	1,145	1,226,581
7.25%, 1/15/22	185	199,338
Pharmaceutical Product Development, Inc., Sr. Notes
9.50%, 12/1/19(7)	5,050	5,757,000
Warner Chilcott Co., LLC, Sr. Notes
7.75%, 9/15/18	3,720	3,980,400

		$13,932,766

Ecological Services and Equipment — 0.2%
Clean Harbors, Inc., Sr. Notes
5.25%, 8/1/20	1,095	$1,147,013
5.125%, 6/1/21(7)	900	936,000

Security	Principal Amount* (000’s omitted)	Value
Covanta Holding Corp., Sr. Notes
6.375%, 10/1/22	2,085	$2,273,490
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(4)(7)	184	155,074

		$4,511,577

Electronics/Electrical — 1.2%
Agilent Technologies, Inc., Sr. Notes
5.50%, 9/14/15	1,100	$1,226,422
Amphenol Corp.
4.00%, 2/1/22	1,000	1,058,348
Brocade Communications Systems, Inc., Sr. Notes
6.625%, 1/15/18	700	726,250
6.875%, 1/15/20	890	963,425
Comision Federal de Electricidad
4.875%, 5/26/21(7)	1,100	1,256,750
Duke Energy Corp., Sr. Notes
3.55%, 9/15/21	1,500	1,582,134
Energizer Holdings, Inc.
4.70%, 5/19/21	860	922,395
Entergy Corp., Sr. Notes
3.625%, 9/15/15	2,390	2,502,533
Exelon Corp., Sr. Notes
5.625%, 6/15/35	400	446,922
Infor US, Inc., Sr. Notes
9.375%, 4/1/19	1,965	2,215,537
Midamerican Funding, LLC
6.927%, 3/1/29	345	458,523
Nuance Communications, Inc., Sr. Notes
5.375%, 8/15/20(7)	885	929,250
PPL Energy Supply, LLC, Sr. Notes
6.50%, 5/1/18	1,500	1,797,572
Scottish Power, Ltd., Sr. Notes
5.375%, 3/15/15	1,000	1,072,726
Seagate HDD Cayman, Sr. Notes
7.00%, 11/1/21	3,340	3,598,850
South Carolina Electric & Gas Co.
6.05%, 1/15/38	350	455,011
Southern Power Co., Sr. Notes
5.15%, 9/15/41	460	518,494
Tyco Electronics Group SA
5.95%, 1/15/14	500	526,578
7.125%, 10/1/37	400	527,602

		$22,785,322

Equipment Leasing — 1.0%
AWAS Aviation Capital, Ltd., Sr. Notes
7.00%, 10/17/16(7)	4,420	$4,684,946
International Lease Finance Corp., Sr. Notes
5.875%, 5/1/13	705	717,337
5.65%, 6/1/14	3,650	3,816,513

Security	Principal Amount* (000’s omitted)	Value
8.75%, 3/15/17	1,525	$1,769,000
6.25%, 5/15/19	1,930	2,065,100
8.25%, 12/15/20	3,275	3,913,625
8.625%, 1/15/22	2,615	3,242,600

		$20,209,121

Financial Intermediaries — 2.6%
Ally Financial, Inc., Sr. Notes
2.511%, 12/1/14(8)	765	$766,210
4.625%, 6/26/15	6,170	6,435,841
5.50%, 2/15/17	5,000	5,371,890
6.25%, 12/1/17	3,295	3,659,394
8.00%, 11/1/31	4,485	5,701,556
CIT Group, Inc., Sr. Notes
4.75%, 2/15/15(7)	8,135	8,501,075
5.25%, 3/15/18	645	693,375
8.50%, 5/22/19	615	827,425
5.00%, 8/15/22	405	433,441
First Data Corp., Sr. Notes
7.375%, 6/15/19(7)	3,105	3,229,200
6.75%, 11/1/20(7)	5,415	5,496,225
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15	3,380	4,174,300
8.125%, 1/15/20	1,530	1,964,708
5.875%, 8/2/21	1,205	1,404,331
General Motors Financial Co., Inc., Sr. Notes
6.75%, 6/1/18	1,365	1,567,130
Janus Capital Group, Inc., Sr. Notes
6.70%, 6/15/17	100	114,367
XLIT, Ltd., Sr. Notes
5.75%, 10/1/21	600	713,095

		$51,053,563

Food Products — 1.1%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes
15.00%, 5/15/17(3)(7)	2,513	$2,263,730
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes
10.75%, 5/15/16(7)	5,465	5,628,950
Bunge, Ltd. Finance Corp.
8.50%, 6/15/19	1,000	1,287,430
Corn Products International, Inc., Sr. Notes
6.625%, 4/15/37	325	400,444
Land O’Lakes, Inc., Sr. Notes
6.00%, 11/15/22(7)	2,150	2,332,750
Michael Foods Group, Inc., Sr. Notes
9.75%, 7/15/18	4,360	4,839,600
Michael Foods Holding, Inc., Sr. Notes
8.50%, 7/15/18(3)(7)	1,380	1,411,050
Ralcorp Holdings, Inc., Sr. Notes
6.625%, 8/15/39	940	1,132,139
Smithfield Foods, Inc., Sr. Notes
6.625%, 8/15/22	2,175	2,408,812

		$21,704,905

Security	Principal Amount* (000’s omitted)	Value
Food Service — 0.3%
Aramark Holdings Corp., Sr. Notes
8.625%, 5/1/16(3)(7)	1,030	$1,057,048
NPC International, Inc., Sr. Notes
10.50%, 1/15/20	3,405	3,966,825
Ruby Tuesday, Inc., Sr. Notes
7.625%, 5/15/20(7)	685	657,600

		$5,681,473

Food/Drug Retailers — 0.1%
Pantry, Inc., Sr. Notes
8.375%, 8/1/20(7)	1,635	$1,716,750

		$1,716,750

Forest Products — 0.3%
Boise Paper Holdings, LLC, Sr. Notes
9.00%, 11/1/17	370	$406,075
8.00%, 4/1/20	605	671,550
Domtar Corp., Sr. Notes
10.75%, 6/1/17	2,995	3,882,499

		$4,960,124

Health Care — 3.4%
Accellent, Inc., Sr. Notes
8.375%, 2/1/17	3,655	$3,856,025
Air Medical Group Holdings, Inc., Sr. Notes
9.25%, 11/1/18	1,985	2,203,350
American Renal Holdings, Sr. Notes
8.375%, 5/15/18	600	634,500
Amsurg Corp., Sr. Notes
5.625%, 11/30/20(7)	645	674,025
Bausch & Lomb, Inc., Sr. Notes
9.875%, 11/1/15	1,141	1,180,935
Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18	4,830	5,047,350
7.125%, 7/15/20	2,785	2,976,469
ConvaTec Healthcare E SA, Sr. Notes
10.50%, 12/15/18(7)	1,835	2,032,262
DJO Finance, LLC/DJO Finance Corp., Sr. Notes
8.75%, 3/15/18(7)	1,045	1,146,888
Emergency Medical Services Corp., Sr. Notes
8.125%, 6/1/19	1,255	1,384,422
Fresenius Medical Care US Finance II, Inc., Sr. Notes
5.625%, 7/31/19(7)	1,640	1,769,150
5.875%, 1/31/22(7)	1,365	1,487,850
Fresenius US Finance II, Inc., Sr. Notes
9.00%, 7/15/15(7)	1,400	1,620,500
HCA Holdings, Inc., Sr. Notes
6.25%, 2/15/21	1,710	1,757,025
HCA, Inc.
9.875%, 2/15/17	2,330	2,472,712

Security	Principal Amount* (000’s omitted)	Value
HCA, Inc., Sr. Notes
6.50%, 2/15/20	2,985	$3,365,587
7.50%, 2/15/22	2,930	3,369,500
4.75%, 5/1/23	1,125	1,147,500
Hillenbrand, Inc., Sr. Notes
5.50%, 7/15/20	1,800	1,945,526
Hologic, Inc., Sr. Notes
6.25%, 8/1/20(7)	5,490	5,942,925
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18(7)	3,115	3,282,431
Multiplan, Inc., Sr. Notes
9.875%, 9/1/18(7)	4,060	4,547,200
Mylan Inc.
3.125%, 1/15/23(7)	1,000	992,307
Physio-Control International, Inc., Sr. Notes
9.875%, 1/15/19(7)	1,575	1,736,438
PSS World Medical, Inc., Sr. Notes
6.375%, 3/1/22	1,385	1,641,225
STHI Holding Corp.
8.00%, 3/15/18(7)	1,375	1,495,313
Teleflex, Inc., Sr. Sub. Notes
6.875%, 6/1/19	540	585,900
United Surgical Partners International, Inc., Sr. Notes
9.00%, 4/1/20	1,880	2,096,200
VWR Funding, Inc., Sr. Notes
7.25%, 9/15/17(7)	3,215	3,391,825
Wyeth, LLC
6.50%, 2/1/34	720	985,027

		$66,768,367

Home Furnishings — 0.4%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20	1,570	$1,695,600
Mead Products, LLC/ACCO Brands Corp., Sr. Notes
6.75%, 4/30/20(7)	2,915	3,075,325
Stanley Black & Decker, Inc.
2.90%, 11/1/22	1,001	1,012,541
Tempur-Pedic International, Inc., Sr. Notes
6.875%, 12/15/20(7)	1,100	1,137,125

		$6,920,591

Industrial Equipment — 0.2%
Kennametal, Inc., Sr. Notes
3.875%, 2/15/22	970	$1,013,715
Manitowoc Co., Inc. (The), Sr. Notes
9.50%, 2/15/18	800	894,000
Silver II Borrower/Silver II US Holdings, LLC
7.75%, 12/15/20(7)	1,415	1,471,600

		$3,379,315

Insurance — 0.5%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, Sr. Notes
7.875%, 12/15/20(7)	1,295	$1,301,475

Security	Principal Amount* (000’s omitted)	Value
Aflac, Inc., Sr. Notes
6.45%, 8/15/40	490	$620,224
American International Group, Inc., Sr. Notes
5.60%, 10/18/16	800	914,116
6.25%, 5/1/36	300	387,539
Genworth Financial, Inc., Sr. Notes
7.625%, 9/24/21	690	762,003
Hub International, Ltd., Sr. Notes
8.125%, 10/15/18(7)	1,530	1,575,900
Onex USI Acquisition Corp., Sr. Notes
7.75%, 1/15/21(7)	2,175	2,153,250
Principal Financial Group, Inc., Sr. Notes
6.05%, 10/15/36	340	421,145
QBE Insurance Group, Ltd., Sr. Notes
9.75%, 3/14/14(7)	1,235	1,328,381

		$9,464,033

Leisure Goods/Activities/Movies — 1.4%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	1,145	$1,273,812
AMC Networks, Inc., Sr. Notes
7.75%, 7/15/21	1,100	1,265,000
Cinemark USA, Inc., Sr. Notes
5.125%, 12/15/22(7)	725	737,688
Cinemark USA, Inc., Sr. Sub. Notes
7.375%, 6/15/21	685	760,350
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(7)	846	935,888
NCL Corp., Ltd., Sr. Notes
11.75%, 11/15/16	3,615	4,103,025
9.50%, 11/15/18	2,790	3,110,850
Regal Cinemas Corp., Sr. Notes
8.625%, 7/15/19	220	244,200
Regal Entertainment Group, Sr. Notes
9.125%, 8/15/18	875	980,000
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	2,205	2,271,150
6.875%, 12/1/13	1,400	1,468,250
11.875%, 7/15/15	530	643,950
7.25%, 6/15/16	660	749,100
7.25%, 3/15/18	1,680	1,906,800
Seven Seas Cruises, S. de R.L., Sr. Notes
9.125%, 5/15/19	3,285	3,490,312
WMG Acquisition Corp., Sr. Notes
11.50%, 10/1/18	3,755	4,355,800

		$28,296,175

Lodging and Casinos — 3.0%
Buffalo Thunder Development Authority, Sr. Notes
9.375%, 12/15/14(7)(9)	4,300	$1,548,000
Caesars Entertainment Operating Co., Inc.
12.75%, 4/15/18	1,155	857,588

Security	Principal Amount* (000’s omitted)	Value
Caesars Entertainment Operating Co., Inc., Sr. Notes
5.375%, 12/15/13	2,385	$2,337,300
5.625%, 6/1/15	7,310	6,432,800
11.25%, 6/1/17	4,615	4,966,894
8.50%, 2/15/20	6,150	6,123,094
Inn of the Mountain Gods Resort & Casino, Sr. Notes
8.75%, 11/30/20(7)	1,053	1,053,000
MCE Finance, Ltd., Sr. Notes
10.25%, 5/15/18	2,205	2,519,212
MGM Resorts International, Sr. Notes
6.75%, 4/1/13	2,110	2,144,288
5.875%, 2/27/14	2,280	2,382,600
6.625%, 12/15/21	3,290	3,294,112
7.75%, 3/15/22	3,970	4,267,750
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(7)	2,150	2,128,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
11.00%, 9/15/18(7)	7,120	5,678,200
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	850	1,034,204
Studio City Finance, Ltd., Sr. Notes
8.50%, 12/1/20(7)	4,685	4,922,178
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
8.625%, 4/15/16(7)	740	797,350
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(7)	3,565	3,208,500
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(4)(7)	3,352	1,816,599
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	1,945	2,227,025

		$59,739,194

Mining, Steel, Iron and Nonprecious Metals — 0.3%
Eldorado Gold Corp., Sr. Notes
6.125%, 12/15/20(7)	3,670	$3,752,575
Inmet Mining Corp., Sr. Notes
7.50%, 6/1/21(7)	1,210	1,261,425

		$5,014,000

Nonferrous Metals/Minerals — 2.1%
Barrick International Barbados Corp.
6.35%, 10/15/36(7)	500	$589,511
BHP Billiton Finance USA, Ltd., Sr. Notes
4.125%, 2/24/42	100	106,278
CONSOL Energy, Inc., Sr. Notes
8.00%, 4/1/17	1,785	1,941,187
FMG Resources (August 2006) Pty, Ltd., Sr. Notes
7.00%, 11/1/15(7)	7,525	7,938,875
8.25%, 11/1/19(7)	895	957,650
Molycorp, Inc., Sr. Notes
10.00%, 6/1/20(7)	2,170	2,028,950
New Gold, Inc., Sr. Notes
7.00%, 4/15/20(7)	950	1,018,875
6.25%, 11/15/22(7)	1,535	1,596,400

Security	Principal Amount* (000’s omitted)	Value
Novelis, Inc., Sr. Notes
8.375%, 12/15/17	1,565	$1,733,237
8.75%, 12/15/20	3,010	3,371,200
Peabody Energy Corp., Sr. Notes
6.00%, 11/15/18	4,770	5,091,975
6.25%, 11/15/21	4,090	4,366,075
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes
8.375%, 6/1/20(7)	1,165	1,261,112
Quadra FNX Mining, Ltd., Sr. Notes
7.75%, 6/15/19(7)	3,730	3,888,525
Rain CII Carbon, LLC/CII Carbon Corp., Sr. Sub. Notes
8.00%, 12/1/18(7)	2,805	2,868,112
8.25%, 1/15/21(7)	680	698,700
Teck Resources, Ltd., Sr. Notes
4.75%, 1/15/22	900	991,236
Vale, Inc., Sr. Notes
5.70%, 10/15/15	500	546,567
6.875%, 11/21/36	500	620,774

		$41,615,239

Oil and Gas — 5.3%
Access Midstream Partners LP/ACMP Finance Corp., Sr. Notes
4.875%, 5/15/23	2,285	$2,322,131
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes
6.75%, 5/20/20	2,605	2,872,012
7.00%, 5/20/22	3,260	3,643,050
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes
6.25%, 8/20/19	1,570	1,687,750
Anadarko Finance Co., Sr. Notes
7.50%, 5/1/31	465	615,634
Anadarko Petroleum Corp., Sr. Notes
6.375%, 9/15/17	920	1,099,711
Atwood Oceanics, Inc., Sr. Notes
6.50%, 2/1/20	1,305	1,409,400
Berry Petroleum Co., Sr. Notes
6.375%, 9/15/22	3,375	3,526,875
Calfrac Holdings, LP, Sr. Notes
7.50%, 12/1/20(7)	955	950,225
Cameron International Corp., Sr. Notes
7.00%, 7/15/38	700	948,505
Chesapeake Energy Corp., Sr. Notes
6.125%, 2/15/21	1,855	1,933,837
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., Sr. Notes
6.625%, 11/15/19(7)	1,100	1,042,250
Concho Resources, Inc., Sr. Notes
7.00%, 1/15/21	1,800	2,016,000
6.50%, 1/15/22	685	756,925
Continental Resources, Inc., Sr. Notes
7.125%, 4/1/21	735	834,225
5.00%, 9/15/22	8,390	9,082,175
Denbury Resources, Inc., Sr. Sub. Notes
9.75%, 3/1/16	3,285	3,490,312
8.25%, 2/15/20	1,674	1,891,620

Security	Principal Amount* (000’s omitted)	Value
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes
6.875%, 5/1/19	4,180	$4,556,200
9.375%, 5/1/20	3,055	3,459,787
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes
7.75%, 9/1/22	815	867,975
FMC Technologies, Inc., Sr. Notes
3.45%, 10/1/22	720	735,515
Frontier Oil Corp., Sr. Notes
6.875%, 11/15/18	610	658,800
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes
8.125%, 11/15/18(7)	3,473	3,603,237
Harvest Operations Corp., Sr. Notes
6.875%, 10/1/17	920	1,025,800
Holly Corp., Sr. Notes
9.875%, 6/15/17	1,435	1,560,563
Holly Energy Partners LP/Holly Energy Finance Corp., Sr. Notes
6.50%, 3/1/20(7)	615	661,125
Inergy Midstream LP/NRGM Finance Corp., Sr. Notes
6.00%, 12/15/20(7)	735	760,725
Kinder Morgan Energy Partners, LP, Sr. Notes
3.50%, 3/1/16	650	695,205
6.95%, 1/15/38	500	658,465
Kodiak Oil & Gas Corp., Sr. Notes
8.125%, 12/1/19	3,630	4,020,225
Laredo Petroleum, Inc., Sr. Notes
7.375%, 5/1/22	1,380	1,504,200
MEG Energy Corp., Sr. Notes
6.375%, 1/30/23(7)	2,210	2,314,975
Oasis Petroleum, Inc., Sr. Notes
6.50%, 11/1/21	955	1,019,463
6.875%, 1/15/23	3,030	3,264,825
OGX Austria GmbH, Sr. Notes
8.50%, 6/1/18(7)	1,465	1,325,825
Oil States International, Inc., Sr. Notes
6.50%, 6/1/19	2,685	2,872,950
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes
8.25%, 2/15/20(7)	125	135,313
Petrobras International Finance Co.
6.875%, 1/20/40	700	893,927
Precision Drilling Corp., Sr. Notes
6.625%, 11/15/20	1,150	1,242,000
6.50%, 12/15/21	2,390	2,557,300
Range Resources Corp., Sr. Sub. Notes
6.75%, 8/1/20	1,815	1,978,350
Rockies Express Pipeline, LLC, Sr. Notes
3.90%, 4/15/15(7)	600	600,000
6.85%, 7/15/18(7)	500	525,000
Rosetta Resources, Inc., Sr. Notes
9.50%, 4/15/18	1,115	1,243,225
Rowan Cos., Inc., Sr. Notes
7.875%, 8/1/19	1,000	1,235,488
SESI, LLC, Sr. Notes
6.375%, 5/1/19	3,365	3,617,375

Security	Principal Amount* (000’s omitted)	Value
SM Energy Co., Sr. Notes
6.50%, 1/1/23	1,745	$1,875,875
Southwestern Energy Co., Sr. Notes
7.50%, 2/1/18	4,200	5,150,716
Transocean, Inc., Sr. Notes
4.95%, 11/15/15	400	438,230
6.80%, 3/15/38	400	490,057
Venoco, Inc., Sr. Notes
11.50%, 10/1/17	545	573,613
8.875%, 2/15/19	1,745	1,644,663
WPX Energy, Inc., Sr. Notes
5.25%, 1/15/17(7)	770	820,050
6.00%, 1/15/22(7)	3,405	3,685,912

		$104,395,591

Publishing — 1.4%
Laureate Education, Inc., Sr. Notes
9.25%, 9/1/19(7)	13,605	$14,285,250
Laureate Education, Inc., Sr. Sub Notes
12.75%, 8/15/17(7)	11,030	11,746,950
McClatchy Co. (The), Sr. Notes
9.00%, 12/15/22(7)	1,830	1,878,038
Nielsen Finance, LLC, Sr. Notes
11.625%, 2/1/14	105	117,075

		$28,027,313

Radio and Television — 0.5%
Clear Channel Communications, Inc., Sr. Notes
9.00%, 12/15/19(7)	226	$207,920
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Notes
6.50%, 11/15/22(7)	1,100	1,135,750
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Sub. Notes
7.625%, 3/15/20	470	471,175
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Notes
6.50%, 11/15/22(7)	2,970	3,096,225
Crown Media Holdings, Inc., Sr. Notes
10.50%, 7/15/19	940	1,063,375
LBI Media, Inc., Sr. Notes
9.25%, 4/15/19(7)	1,830	1,724,775
Starz, LLC/Starz Finance Corp., Sr. Notes
5.00%, 9/15/19(7)	1,470	1,514,100

		$9,213,320

Rail Industries — 0.2%
American Railcar Industry, Sr. Notes
7.50%, 3/1/14	1,285	$1,301,063
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	860	956,750
6.125%, 6/15/21	740	839,900

		$3,097,713

Security	Principal Amount* (000’s omitted)	Value
Real Estate Investment Trusts (REITs) — 0.1%
DuPont Fabros Technology, LP
8.50%, 12/15/17	895	$982,262
Goodman Funding PTY, Ltd., Sr. Notes
6.375%, 4/15/21(7)	560	636,661
Vornado Realty, LP, Sr. Notes
5.00%, 1/15/22	1,000	1,104,293

		$2,723,216

Retailers (Except Food and Drug) — 2.8%
Academy, Ltd./Academy Finance Corp., Sr. Notes
9.25%, 8/1/19(7)	3,000	$3,345,000
Claire’s Stores, Inc., Sr. Notes
9.00%, 3/15/19(7)	2,735	2,946,963
CVS Caremark Corp.
2.75%, 12/1/22	770	773,583
Dollar General Corp., Sr. Notes
4.125%, 7/15/17	1,000	1,055,000
Express, LLC/Express Finance Corp., Sr. Notes
8.75%, 3/1/18	6,915	7,520,062
Gap, Inc. (The)
5.95%, 4/12/21	1,000	1,144,872
Limited Brands, Inc., Sr. Notes
8.50%, 6/15/19	3,325	4,073,125
6.625%, 4/1/21	6,135	7,055,250
5.625%, 2/15/22	4,210	4,599,425
Macy’s Retail Holdings, Inc.
6.90%, 4/1/29	650	784,731
Michaels Stores, Inc., Sr. Notes
11.375%, 11/1/16	1,280	1,340,800
7.75%, 11/1/18	2,695	2,971,237
New Academy Finance Co. LLC/New Academy Finance Corp., Sr. Notes
8.00%, 6/15/18(3)(7)	3,115	3,169,512
Petco Animal Supplies, Inc., Sr. Notes
9.25%, 12/1/18(7)	4,475	4,989,625
PVH Corp., Sr. Notes
4.50%, 12/15/22	1,100	1,116,500
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes
5.75%, 6/1/22	4,750	5,177,500
ServiceMaster Co., Sr. Notes
8.00%, 2/15/20	1,275	1,335,563
Target Corp., Sr. Notes
6.50%, 10/15/37	460	642,640
Total Capital International SA
2.70%, 1/25/23	960	978,924

		$55,020,312

Steel — 0.2%
AK Steel Corp., Sr. Notes
8.75%, 12/1/18(7)	910	$963,463
JMC Steel Group, Inc., Sr. Notes
8.25%, 3/15/18(7)	1,895	1,989,750

Security	Principal Amount* (000’s omitted)	Value
SunCoke Energy, Inc., Sr. Notes
7.625%, 8/1/19	1,365	$1,412,775

		$4,365,988

Surface Transport — 0.2%
CEVA Group PLC, Sr. Notes
11.625%, 10/1/16(7)	1,250	$1,290,625
8.375%, 12/1/17(7)	2,510	2,497,450
Hertz Corp., Sr. Notes
7.50%, 10/15/18	25	27,750
Ryder System, Inc. MTN
2.50%, 3/1/17	975	992,113

		$4,807,938

Technology — 0.2%
International Game Technology, Sr. Notes
7.50%, 6/15/19	1,170	$1,385,780
Western Union Co. (The)
6.20%, 11/17/36	500	506,325
Xerox Corp., Sr. Notes
7.20%, 4/1/16	1,165	1,338,523

		$3,230,628

Telecommunications — 4.3%
America Movil SAB de CV
5.00%, 10/16/19	600	$698,505
American Tower Corp., Sr. Notes
5.05%, 9/1/20	1,705	1,913,426
AT&T, Inc., Sr. Notes
5.80%, 2/15/19	2,150	2,639,658
Avaya, Inc., Sr. Notes
9.75%, 11/1/15	1,860	1,664,700
10.125%, 11/1/15(3)	6,715	6,043,297
7.00%, 4/1/19(7)	1,130	1,062,200
9.00%, 4/1/19(7)	1,385	1,416,163
Cellco Partnership/Verizon Wireless Capital, LLC, Sr. Notes
8.50%, 11/15/18	1,250	1,721,055
Digicel, Ltd., Sr. Notes
12.00%, 4/1/14(7)	5,100	5,571,750
8.25%, 9/1/17(7)	3,655	3,947,400
Equinix, Inc., Sr. Notes
7.00%, 7/15/21	1,340	1,492,425
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19	3,235	3,582,763
Intelsat Jackson Holdings, Ltd., Sr. Notes
7.25%, 10/15/20(7)	2,350	2,561,500
Intelsat Luxembourg SA
11.50%, 2/4/17(3)	6,188	6,597,755
IPCS, Inc., Sr. Notes
2.438%, 5/1/13(8)	550	550,000
News America, Inc.
8.00%, 10/17/16	950	1,171,081

Security	Principal Amount* (000’s omitted)	Value
SBA Telecommunications, Inc., Sr. Notes
8.25%, 8/15/19	640	$718,400
5.75%, 7/15/20(7)	1,985	2,116,506
Sprint Capital Corp., Sr. Notes
8.75%, 3/15/32	1,365	1,675,538
Sprint Nextel Corp., Sr. Notes
6.00%, 12/1/16	935	1,021,488
9.125%, 3/1/17	1,225	1,448,563
9.00%, 11/15/18(7)	7,585	9,386,437
7.00%, 8/15/20	4,810	5,278,975
6.00%, 11/15/22	4,035	4,166,137
Telefonica Emisiones SAU
5.877%, 7/15/19	600	657,000
Telesat Canada/Telesat, LLC, Sr. Sub. Notes
12.50%, 11/1/17	6,830	7,521,537
Wind Acquisition Finance SA, Sr. Notes
12.25%, 7/15/17(3)(7)	3,675	3,559,024
Windstream Corp., Sr. Notes
8.125%, 9/1/18	2,490	2,732,775
7.75%, 10/1/21	675	732,375
7.50%, 6/1/22	1,870	1,991,550

		$85,639,983

Utilities — 1.4%
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes
8.00%, 6/1/16(7)	4,275	$4,563,562
DPL, Inc., Sr. Notes
6.50%, 10/15/16	2,075	2,204,688
7.25%, 10/15/21	5,575	5,993,125
Duquesne Light Holdings, Inc., Sr. Notes
5.90%, 12/1/21(7)	850	1,009,640
Edison Mission Energy, Sr. Notes
7.50%, 6/15/13(9)	1,355	721,538
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes
6.875%, 8/15/17(7)	765	818,550
Exelon Generation Co., LLC, Sr. Notes
6.20%, 10/1/17	1,065	1,258,571
NRG Energy, Inc., Sr. Notes
8.25%, 9/1/20	3,910	4,398,750
7.875%, 5/15/21	2,015	2,246,725
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	360	386,100
Southwestern Electric Power Co., Sr. Notes
6.20%, 3/15/40	565	707,720
Texas Competitive Electric Holdings Co., LLC, Sr. Notes
11.50%, 10/1/20(7)	3,580	2,819,250

		$27,128,219

Total Corporate Bonds & Notes (identified cost $877,760,472)		$930,190,112

Foreign Government Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Government of Bermuda, Sr. Note
5.603%, 7/20/20(7)	$1,000	$1,177,945

Total Foreign Government Securities (identified cost $1,118,784)		$1,177,945

Mortgage Pass-Throughs — 22.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2023(10)	$17,193	$18,483,822
5.50%, with various maturities to 2032(11)	5,547	6,008,783
6.00%, with various maturities to 2031(10)	4,957	5,368,763
6.50%, with various maturities to 2032(10)	30,620	34,822,718
7.00%, with various maturities to 2036(10)	22,371	26,129,679
7.13%, with maturity at 2023	345	406,373
7.50%, with various maturities to 2029	13,254	15,912,142
7.65%, with maturity at 2022	481	567,059
7.70%, with maturity at 2022	7	8,082
8.00%, with various maturities to 2030	8,677	10,371,404
8.25%, with maturity at 2020	215	237,696
8.30%, with maturity at 2020	746	872,521
8.50%, with various maturities to 2031	7,116	8,753,674
9.00%, with various maturities to 2031	1,968	2,300,941
9.50%, with various maturities to 2025	1,593	1,860,792
10.00%, with maturity at 2020	237	275,306
10.50%, with maturity at 2020	208	243,536
12.00%, with maturity at 2020	116	124,021
13.00%, with maturity at 2015	10	10,808

		$132,758,120

Federal National Mortgage Association:
2.395%, with maturity at 2022(12)	1,663	$1,710,073
2.837%, with maturity at 2036(12)	3,261	3,364,403
5.00%, with various maturities to 2018	7,760	8,399,531
5.50%, with various maturities to 2033	8,696	9,630,318
6.00%, with various maturities to 2033	14,592	16,326,197
6.325%, with maturity at 2032(12)	9,881	10,822,402
6.50%, with various maturities to 2036(10)	79,369	90,907,466
6.75%, with maturity at 2023	224	247,322
7.00%, with various maturities to 2036	37,452	44,160,041

Security	Principal Amount (000’s omitted)	Value
7.50%, with various maturities to 2035	14,683	$17,763,672
8.00%, with various maturities to 2031	5,778	6,991,785
8.21%, with maturity at 2027(13)	1,427	1,750,358
8.25%, with maturity at 2018	13	14,452
8.436%, with maturity at 2028(13)	518	607,697
8.453%, with maturity at 2029(13)	397	488,454
8.50%, with various maturities to 2030	6,473	7,829,207
8.541%, with maturity at 2024(13)	67	79,304
8.616%, with maturity at 2027(13)	492	586,853
9.00%, with various maturities to 2027	8,328	10,028,930
9.197%, with maturity at 2018(13)	252	278,788
9.50%, with various maturities to 2030	2,324	2,783,706
9.782%, with maturity at 2025(13)	419	477,138
10.00%, with various maturities to 2020	587	674,201
10.069%, with maturity at 2019(13)	262	292,308
10.50%, with maturity at 2021	527	616,111
11.50%, with maturity at 2016	62	66,989

		$236,897,706

Government National Mortgage Association:
6.00%, with maturity at 2024	1,691	$1,960,430
6.50%, with various maturities to 2032	14,085	16,397,675
7.00%, with various maturities to 2033	9,038	10,932,070
7.50%, with various maturities to 2032	19,328	23,329,301
8.00%, with various maturities to 2034	12,333	15,122,965
8.30%, with maturity at 2020	431	506,579
8.50%, with various maturities to 2022	700	816,572
9.00%, with various maturities to 2026	3,562	4,303,612
9.50%, with various maturities to 2026	5,081	6,181,546
10.00%, with maturity at 2019	268	311,809

		$79,862,559

Total Mortgage Pass-Throughs (identified cost $409,231,476)		$449,518,385

Collateralized Mortgage Obligations — 5.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$1,018	$1,122,927
Series 1497, Class K, 7.00%, 4/15/23	1,034	1,102,744
Series 1529, Class Z, 7.00%, 6/15/23	1,692	1,805,326
Series 1620, Class Z, 6.00%, 11/15/23	1,383	1,505,609
Series 1677, Class Z, 7.50%, 7/15/23	864	1,008,858
Series 1702, Class PZ, 6.50%, 3/15/24	11,361	12,281,653
Series 2113, Class QG, 6.00%, 1/15/29	2,428	2,656,083
Series 2122, Class K, 6.00%, 2/15/29	407	443,120
Series 2130, Class K, 6.00%, 3/15/29	276	303,581
Series 2167, Class BZ, 7.00%, 6/15/29	269	287,393
Series 2182, Class ZB, 8.00%, 9/15/29	2,357	2,720,635
Series 2198, Class ZA, 8.50%, 11/15/29	3,263	3,535,418
Series 2245, Class A, 8.00%, 8/15/27	7,637	8,892,447
Series 2458, Class ZB, 7.00%, 6/15/32	2,690	3,103,475

		$40,769,269

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	226	$248,465
Series G92-44, Class ZQ, 8.00%, 7/25/22	367	402,515
Series G92-46, Class Z, 7.00%, 8/25/22	679	769,283
Series G92-60, Class Z, 7.00%, 10/25/22	1,056	1,183,614
Series G93-35, Class ZQ, 6.50%, 11/25/23	12,687	14,467,811
Series G93-40, Class H, 6.40%, 12/25/23	2,874	3,272,526
Series 1988-14, Class I, 9.20%, 6/25/18	175	196,806
Series 1989-1, Class D, 10.30%, 1/25/19	154	169,667
Series 1989-34, Class Y, 9.85%, 7/25/19	318	369,398
Series 1990-17, Class G, 9.00%, 2/25/20	207	240,085
Series 1990-27, Class Z, 9.00%, 3/25/20	118	138,809
Series 1990-29, Class J, 9.00%, 3/25/20	111	127,796
Series 1990-43, Class Z, 9.50%, 4/25/20	498	583,449
Series 1991-98, Class J, 8.00%, 8/25/21	199	228,915
Series 1992-77, Class ZA, 8.00%, 5/25/22	1,311	1,531,614
Series 1992-103, Class Z, 7.50%, 6/25/22	87	100,638
Series 1992-113, Class Z, 7.50%, 7/25/22	155	179,452
Series 1992-185, Class ZB, 7.00%, 10/25/22	330	376,146
Series 1993-16, Class Z, 7.50%, 2/25/23	853	989,921
Series 1993-22, Class PM, 7.40%, 2/25/23	659	766,180
Series 1993-25, Class J, 7.50%, 3/25/23	1,015	1,180,177
Series 1993-30, Class PZ, 7.50%, 3/25/23	1,835	2,139,173
Series 1993-42, Class ZQ, 6.75%, 4/25/23	2,244	2,563,969
Series 1993-56, Class PZ, 7.00%, 5/25/23	361	412,711
Series 1993-156, Class ZB, 7.00%, 9/25/23	418	483,746
Series 1994-45, Class Z, 6.50%, 2/25/24	3,023	3,437,406
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,746	2,075,197
Series 1996-57, Class Z, 7.00%, 12/25/26	1,761	2,053,596
Series 1997-77, Class Z, 7.00%, 11/18/27	779	904,635
Series 1998-44, Class ZA, 6.50%, 7/20/28	752	875,202
Series 1999-45, Class ZG, 6.50%, 9/25/29	288	331,941
Series 2000-22, Class PN, 6.00%, 7/25/30	2,329	2,637,209
Series 2001-37, Class GA, 8.00%, 7/25/16	287	305,991
Series 2002-1, Class G, 7.00%, 7/25/23	549	625,818
Series 2002-21, Class PE, 6.50%, 4/25/32	2,318	2,642,100

		$49,011,961

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	2,702	2,927,137
Series 2005-72, Class E, 12.00%, 11/16/15	110	117,287
Series 2010-89, (Principal Only), Class CO, 0.00%, 7/20/40(14)	3,444	3,305,609
Series 2012-50, (Principal Only), Class CO, 0.00%, 8/20/40(14)	3,143	2,942,392

		$9,292,425

Total Collateralized Mortgage Obligations (identified cost $93,018,544)		$99,073,655

Commercial Mortgage-Backed Securities — 8.9%

Security	Principal Amount (000’s omitted)	Value
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$22,300	$23,046,292
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	820	874,566
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(13)	2,000	2,293,081
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(13)	2,000	2,041,136
BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	1,250	1,288,775
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(13)	3,352	3,740,066
BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(13)	2,361	2,568,265
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(13)	1,280	1,293,204
CGCMT, Series 2004-C1, Class A4, 5.36%, 4/15/40(13)	12,215	12,844,329
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,113	3,217,374
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	21,857	22,640,122
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	295	319,242
COMM, Series 2012-CR5, Class A4, 2.771%, 12/10/45	470	482,417
COMM, Series 2012-LC4, Class C, 5.649%, 12/10/44(13)	500	569,242
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	1,830	1,835,578
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	710	713,838
CSFB, Series 2003-C5, Class D, 5.116%, 12/15/36	3,270	3,339,705
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(13)	11,740	12,119,315
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(13)	1,577	1,668,899
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(7)	1,062	1,151,178
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(7)	2,165	2,323,404
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(7)	2,600	2,725,247
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	1,026	1,045,190
GMACC, Series 2004-C1, Class A4, 4.908%, 3/10/38	1,750	1,821,331
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	750	798,204
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(13)	3,365	3,559,118
JPMCC, Series 2003-LN1, Class A2, 4.92%, 10/15/37(13)	2,500	2,552,563
JPMCC, Series 2003-PM1A, Class A4, 5.326%, 8/12/40	3,000	3,037,124
JPMCC, Series 2004-CBX, Class A5, 4.654%, 1/12/37	403	409,032
JPMCC, Series 2005-LDP3, Class A3, 4.959%, 8/15/42	2,009	2,024,842
JPMCC, Series 2005-LDP4, Class A4, 4.918%, 10/15/42(13)	3,000	3,262,611
JPMCC, Series 2005-LDP5, Class A3, 5.229%, 12/15/44(13)	10,000	10,340,950
JPMCC, Series 2005-LDP5, Class AJ, 5.321%, 12/15/44(13)	1,000	1,083,135
JPMCC, Series 2006-LDP7, Class A4, 5.872%, 4/15/45(13)	1,275	1,470,496
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(7)	2,000	2,171,262
JPMCC, Series 2012-CBX, Class A2, 1.81%, 6/15/45	4,500	4,642,875
JPMCC, Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,114,874
LB-UBS, Series 2003-C1, Class A4, 4.394%, 3/15/32	134	133,888
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35(13)	5,000	5,083,430
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(13)	3,775	3,876,364
MLMT, Series 2004-BPC1, Class A5, 4.855%, 10/12/41(13)	3,000	3,196,185
MLMT, Series 2006-4, Class A3, 5.172%, 12/12/49	2,500	2,851,495
Motel 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/5/25(7)	2,275	2,284,320
MSC, Series 2003-T11, Class B, 5.279%, 6/13/41(13)	750	765,845
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(13)	644	674,861
ORES, Series 2012-LV1, Class A, 4.00%, 9/25/44(7)	111	111,484
PCMT, Series 2003-PWR1, Class B, 4.607%, 2/11/36	645	646,840

Security	Principal Amount (000’s omitted)	Value
RBSCF, Series 2010-MB1, Class B, 4.647%, 4/15/24(7)(13)	3,005	$3,220,930
RBSCF, Series 2010-MB1, Class C, 4.68%, 4/15/24(7)(13)	500	525,083
RIAL, Series 2012-LT1A, Class A, 4.75%, 2/15/25(7)	5	4,510
WBCMT, Series 2003-C6, Class F, 5.125%, 8/15/35(7)(13)	965	977,932
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(13)	1,185	1,247,498
WBCMT, Series 2004-C12, Class A4, 5.307%, 7/15/41(13)	250	263,482
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45	2,225	2,540,542
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	2,750	3,163,480
WF-RBS, Series 2012-C6, Class B, 4.697%, 4/15/45	1,200	1,332,487

Total Commercial Mortgage-Backed Securities (identified cost $172,766,783)		$175,329,538

Asset-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Avalon Capital Ltd. 3, Series 1A, Class D, 2.262%, 2/24/19(7)(8)	$589	$528,080
Babson Ltd., Series 2005-1A, Class C1, 2.29%, 4/15/19(7)(8)	753	660,565
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.811%, 3/8/17(8)	985	962,044
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.08%, 7/17/19(8)	500	456,988
Comstock Funding Ltd., Series 2006-1A, Class D, 4.561%, 5/30/20(7)(8)	1,844	1,644,150

Total Asset-Backed Securities (identified cost $4,316,954)		$4,251,827

U.S. Government Agency Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.125%, 12/13/19(10)	$3,975	$4,715,073
5.25%, 12/9/22	9,000	11,631,816
5.375%, 5/15/19(10)	6,585	8,267,263
5.375%, 8/15/24	5,740	7,550,488

Total U.S. Government Agency Obligations (identified cost $29,695,779)		$32,164,640

U.S. Treasury Obligations — 1.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bonds, 8.875%, 2/15/19	$25,000	$36,835,950

Total U.S. Treasury Obligations (identified cost $37,232,522)		$36,835,950

Common Stocks — 0.9%

Security	Shares	Value
Automotive — 0.0%(2)
Dayco Products, LLC(4)(15)(16)	25,372	$646,986

		$646,986

Building and Development — 0.3%
Panolam Holdings Co.(4)(15)(17)	3,677	$6,490,567
United Subcontractors, Inc.(4)(15)(16)	1,299	54,137

		$6,544,704

Ecological Services and Equipment — 0.0%(2)
Environmental Systems Products Holdings, Inc.(4)(15)(17)	2,484	$179,419

		$179,419

Financial Intermediaries — 0.0%(2)
RTS Investor Corp.(4)(15)(16)	357	$38,591

		$38,591

Food Service — 0.0%(2)
Buffets Restaurants Holdings, Inc.(4)(15)(16)	55,884	$505,750

		$505,750

Home Furnishings — 0.0%(2)
Oreck Corp.(4)(15)(16)	9,399	$163,449
Sanitec Europe Oy B Units(4)(15)(16)	26,265	168,142
Sanitec Europe Oy E Units(4)(15)(16)	25,787	0

		$331,591

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(15)(16)	72,419	$2,763,994

		$2,763,994

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(15)(16)	46,819	$538,421
Greektown Superholdings, Inc.(15)	828	42,228
Tropicana Entertainment, Inc.(4)(15)(16)	17,051	242,977

		$823,626

Nonferrous Metals/Minerals — 0.0%(2)
Euramax International, Inc.(15)(16)	1,636	$343,581

		$343,581

Oil and Gas — 0.0%(2)
SemGroup Corp., Class A(15)	15,874	$620,356

		$620,356

Security	Shares	Value
Publishing — 0.2%
Ion Media Networks, Inc.(4)(16)	5,187	$3,298,932
MediaNews Group, Inc.(4)(15)(16)	14,016	294,050
Source Interlink Companies, Inc.(4)(15)(16)	2,862	0

		$3,592,982

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(15)(16)	583	$2,147,383

		$2,147,383

Total Common Stocks (identified cost $9,391,304)		$18,538,963

Convertible Bonds — 0.0%(2)

Security	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.0%(2)
Mood Media Corp., 10.00%, 10/31/15(4)(17)	$75	$77,700

Total Convertible Bonds (identified cost $0)		$77,700

Preferred Stocks — 0.2%

Security	Shares	Value
Banks and Thrifts — 0.1%
Discover Financial Services, Series B, 6.50%	58,500	$1,480,781

		$1,480,781

Ecological Services and Equipment — 0.0%(2)
Environmental Systems Products Holdings, Inc., Series A(4)(15)(17)	569	$35,511

		$35,511

Financial Intermediaries — 0.0%(2)
GMAC Capital Trust I, 8.125% to 2/15/16(8)	20,465	$545,392

		$545,392

Financial Services — 0.0%(2)
Texas Capital Bancshares, Inc., 6.50%	20,000	$509,450

		$509,450

Oil, Gas & Consumable Fuels — 0.0%(2)
Chesapeake Energy Corp., 4.50%, Convertible	6,331	$508,696

		$508,696

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.1%
DDR Corp., Series H, 7.375%	46,300	$1,158,889

		$1,158,889

Total Preferred Stocks (identified cost $4,296,442)		$4,238,719

Warrants — 0.0%(2)

Security	Shares	Value
Chemicals and Plastics — 0.0%
Foamex, Series A, Expires 12/31/13(4)(15)(16)	663	$0
Foamex, Series B, Expires 12/31/15(4)(15)(16)	663	0

		$0

Food Products — 0.0%(2)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(15)	1,745	$52,350

		$52,350

Oil and Gas — 0.0%(2)
SemGroup Corp., Expires 11/30/14(15)	16,708	$253,461

		$253,461

Publishing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/19/14(4)(15)(16)	23,833	$0

		$0

Radio and Television — 0.0%(2)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(15)(16)	4	$14,733

		$14,733

Telecommunications — 0.0%
ERC Luxembourg Holdings, Ltd., Expires 06/11/32(4)(15)(16)	7,168	$0

		$0

Total Warrants (identified cost $7,041)		$320,544

Miscellaneous — 0.0%(2)

Security	Shares	Value
Cable and Satellite Television — 0.0%(2)
Adelphia Recovery Trust(4)(15)	2,786,444	$0
Adelphia, Inc., Escrow Certificate(15)	300,000	2,325
Adelphia, Inc., Escrow Certificate(15)	2,500,000	19,375

		$21,700

Security	Shares	Value
Health Care — 0.0%(2)
US Oncology, Inc., Escrow Certificate(15)	1,815,000	$38,569

		$38,569

Oil and Gas — 0.0%(2)
SemGroup Corp., Escrow Certificate(15)	6,135,000	$276,075

		$276,075

Total Miscellaneous (identified cost $2,502,927)		$336,344

Interest Rate Swaptions — 0.1%
Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Citibank NA	2/28/17	$52,500	$1,416,975
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Credit Suisse International	2/28/17	52,500	1,416,975

Total Interest Rate Swaptions (identified cost $5,071,500)				$2,833,950

Short-Term Investments — 1.2%

Security	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(18)	$23,692	$23,691,562

Total Short-Term Investments (identified cost $23,691,562)		$23,691,562

Total Investments — 138.3% (identified cost $2,620,578,338)		$2,728,195,864

Less Unfunded Loan Commitments — (0.0)%(2)		$(265,714)

Net Investments — 138.3% (identified cost $2,620,312,624)		$2,727,930,150

Other Assets, Less Liabilities — (24.8)%		$(489,328,741)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.5)%		$(266,627,794)

Net Assets Applicable to Common Shares — 100.0%		$1,971,973,615

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

DBUBS	-	DBUBS Mortgage Trust

DDR	-	Developers Diversified Realty Corp.

FMBT	-	Fontainebleau Miami Beach Trust

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

MTN	-	Medium-Term Note

ORES	-	Oaktree Real Estate Investments/Sabal

PCMT	-	Prudential Commercial Mortgage Trust

RBSCF	-	Royal Bank of Scotland Commercial Funding

RIAL	-	Rialto Real Estate Fund LP

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Amount is less than 0.05%.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	This Senior Loan will settle after December 31, 2012, at which time the interest rate will be determined.

(6)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2012, the aggregate value of these securities is $366,305,041 or 18.6% of the Fund’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2012.

(9)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrued status.

(10)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(11)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(12)	Adjustable rate mortgage security. Rate shown is the rate at December 31, 2012.

(13)	Weighted average fixed-rate coupon that changes/updates monthly.

(14)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(15)	Non-income producing security.

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(17)	Restricted security.

(18)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2012 was $20,944.

A summary of open financial instruments at December 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
1/31/13	British Pound Sterling 4,177,118	United States Dollar 6,713,673	HSBC Bank USA	$(71,334)
2/28/13	British Pound Sterling 3,792,810	United States Dollar 6,054,994	Goldman Sachs International	(105,218)
2/28/13	Euro 32,299,787	United States Dollar 41,676,577	Citibank NA	(978,317)
3/28/13	British Pound Sterling 3,718,084	United States Dollar 5,991,042	Citibank NA	(47,156)

				$(1,202,025)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/13	125 U.S. 2-Year Treasury Note	Short	$(27,552,735)	$(27,558,594)	$(5,859)
3/13	175 U.S. 5-Year Treasury Note	Short	(21,810,742)	(21,772,461)	38,281
3/13	220 U.S. 10-Year Treasury Note	Short	(29,383,750)	(29,211,875)	171,875
3/13	30 U.S. 30-Year Treasury Bond	Short	(4,500,000)	(4,425,000)	75,000

					$279,297

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaptions to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$—		$(1,202,025)
Interest Rate	Financial Futures Contracts	$285,156	*	$(5,859	)*
Interest Rate	Interest Rate Swaptions	$2,833,950		$—

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of December 31, 2012 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Principal Amount Including Accrued Interest
Bank of America	12/20/12	1/23/13	0.52%	$49,067,000	$ 49,074,796

At December 31, 2012, the market value of securities pledged for the benefit of the counterparty for reverse repurchase agreements was $50,716,867.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,646,538,981

Gross unrealized appreciation	$113,657,412
Gross unrealized depreciation	(32,266,243)

Net unrealized appreciation	$81,391,169

Restricted Securities

At December 31, 2012, the Fund owned the following securities (representing 0.3% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Convertible Bonds
Mood Media Corp.	7/30/12	75,000	$0	$77,700

Total Convertible Bonds			$0	$77,700

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$179,419
Panolam Holdings Co.	12/30/09	3,677	2,020,511	6,490,567

Total Common Stocks			$2,020,511	$6,669,986

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,511

Total Preferred Stocks			$9,958	$35,511

Total Restricted Securities			$2,030,469	$6,783,197

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$945,342,141	$4,008,175	$949,350,316
Corporate Bonds & Notes	—	923,375,382	6,814,730	930,190,112
Foreign Government Securities	—	1,177,945	—	1,177,945
Mortgage Pass-Throughs	—	449,518,385	—	449,518,385
Collateralized Mortgage Obligations	—	99,073,655	—	99,073,655
Commercial Mortgage-Backed Securities	—	175,329,538	—	175,329,538
Asset-Backed Securities	—	4,251,827	—	4,251,827
U.S. Government Agency Obligations	—	32,164,640	—	32,164,640
U.S. Treasury Obligations	—	36,835,950	—	36,835,950
Common Stocks	620,356	5,835,607	12,083,000	18,538,963
Convertible Bonds	—	—	77,700	77,700
Preferred Stocks	2,212,977	1,990,231	35,511	4,238,719
Warrants	—	320,544	0	320,544
Miscellaneous	—	336,344	0	336,344
Interest Rate Swaptions	—	2,833,950	—	2,833,950
Short-Term Investments	—	23,691,562	—	23,691,562
Total Investments	$2,833,333	$2,702,077,701	$23,019,116	$2,727,930,150
Futures Contracts	$285,156	$—	$—	$285,156
Total	$3,118,489	$2,702,077,701	$23,019,116	$2,728,215,306

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,202,025)	$—	$(1,202,025)
Futures Contracts	(5,859)	—	—	(5,859)
Total	$(5,859)	$(1,202,025)	$—	$(1,207,884)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2012 is not presented.

At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013